Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PMC Core Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund” or the “Fund”) is to provide current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 245.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected through December 29, 2015.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities that are rated investment grade or better (i.e., securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or determined to be of comparable quality by the Adviser or sub-adviser if the security is unrated).  In addition, the Fund may invest up to 20% of its net assets, measured at the time of purchase, in high-yield debt securities that are rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or if unrated or split rated, securities deemed by the Adviser or sub-adviser to be of comparable quality).  Such securities are considered to be below “investment grade” and are also known as “junk bonds.”  The lowest rating for any high-yield debt security in which the Fund may invest is CCC+.  The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations carrying maturities of more than 20 years.  It is expected that the weighted average maturity of the securities in the Fund will closely approximate the weighted average maturity of the Barclays Capital Aggregate Bond Index.

The Fund intends to invest in the following types of fixed income securities:

• U.S. Government and Agency Obligations	• U.S. Treasury obligations and other “stripped securities”
• mortgage-backed securities	• asset-backed securities
• U.S. and foreign corporate debt	• municipal securities
• obligations of international agencies or supranational entities	• zero-coupon, pay-in-kind or deferred-payment securities
• when-issued securities	• delayed-delivery securities
• custodial receipts	• high-yield debt securities
• emerging markets debt	• convertible securities

The Fund may invest up to 20% of its net assets in fixed income securities issued by foreign corporations and foreign governments, including corporations and governments in emerging markets that are denominated in a currency other than the U.S. dollar.  The foreign fixed income securities in which the Fund invests may have maturities of any length, and may be investment grade, non-investment grade or unrated.  The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.  In addition to direct investments in fixed income securities, at any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different exchange-traded funds (“ETFs”) that invest in fixed income securities that are rated investment grade or better by Moody’s, S&P or another NRSRO.

The Manager of Managers Approach.  The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and may actively manage a portion of the Fund’s portfolio.  The Adviser believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund.  In managing the Fund, the Fund’s sub-advisers generally rely on detailed proprietary research.  The sub-advisers focus on the sectors and securities they believe are undervalued relative to the market.  The Fund’s sub-advisers will trade the Fund’s portfolio securities actively, and may experience a high portfolio turnover rate. In selecting individual securities for investment, the Fund’s sub-advisers typically:

•	use in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;

•	exploit inefficiencies in the valuation of risk and reward;

•	look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and

•	consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

The Fund’s sub-advisers generally sell securities in order to take advantage of investments in other securities offering what the sub-adviser believes is the potential for more attractive current income or capital gain or both.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Management Risk.  The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Securities Lending Risk.  The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also bears the risk that the value of investments made with collateral may decline.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk.  Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
ETF Risk.  Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs.  Also, there is a risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund and distribution to shareholders of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate.  As a result, it is likely you may have a higher tax liability as distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•
Debt Securities Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Debt Securities Risk.  The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Municipal Securities Risk.  The value of municipal securities may be adversely affected by local political and economic factors, by supply and demand factors or the creditworthiness of the issuer, or by the ability of the issuer or projects backing such securities to generate taxes or revenues.  There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
U.S. Government and U.S. Agency Obligations Risk.  Entities that are not backed by the full faith and credit of the U.S. Government may default on a financial obligation.  The value of these types of securities may also decline when market interest rates increase.

•
Interest Rate Risk.  Debt securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call”-or repay- its high yielding bonds before their maturity dates.

•
Prepayment and Extension Risk.  Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

•
Credit Risk.  Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

•
Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.

•
Emerging Markets Risk.  The Fund may invest in securities of foreign companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five years and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling toll-free at (866) PMC-7338.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the one year, five years and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) PMC-7338
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2014 was 3.99%.  During the period shown in the bar chart, the best performance for a quarter was 5.96% (for the quarter ended September 30, 2009) and the worst performance was -3.08% (for the quarter ended June 30, 2013).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.08%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures for the same period when a capital loss is realized on the sale of Fund shares which, provides an assumed tax benefit to the shareholder that increases the after-tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures for the same period when a capital loss is realized on the sale of Fund shares which, provides an assumed tax benefit to the shareholder that increases the after-tax return.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
PMC Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
Annual Return 2008	rr_AnnualReturn2008	5.56%
Annual Return 2009	rr_AnnualReturn2009	12.83%
Annual Return 2010	rr_AnnualReturn2010	7.58%
Annual Return 2011	rr_AnnualReturn2011	5.95%
Annual Return 2012	rr_AnnualReturn2012	6.45%
Annual Return 2013	rr_AnnualReturn2013	(2.37%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
PMC Core Fixed Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
PMC Core Fixed Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%

[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average net assets through December 29, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.